Provisions - Schedule of Total Expenses Recognized in the Consolidated Statements of Loss and Other Comprehensive Income/(loss) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Total Expenses Recognized in the Consolidated Statements of Loss and Other Comprehensive Income/(loss) [Abstract]
Current service cost	$ 51,272	$ 67,548	$ 49,109
Interest cost	11,330	11,583	7,563
Net benefit expenses recognized in general, administrative and other operating expenses	$ 62,602	$ 79,131	$ 56,672